                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-C monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-DEC-06

DAIMLERCHRYSLER AUTO TRUST 2006-C MONTHLY SERVICER'S
CERTIFICATE (KT)                                                     PAGE 1 OF 2


Payment Determination Statement Number                      2
Distribution Date                                    8-Dec-06
Record Date                                          7-Dec-06

DATES COVERED                              FROM AND INCLUDING   TO AND INCLUDING
-------------                              ------------------   ----------------
Collections Period                                   1-Nov-06          30-Nov-06
Accrual Period                                       8-Nov-06           7-Dec-06
30/360 Days                                                30
Actual/360 Days                                            30

                                                   NUMBER OF
COLLATERAL POOL BALANCE DATA                        ACCOUNTS        $ AMOUNT
----------------------------                       ---------   -----------------
Pool Balance - Beginning of Period                   118,718   $2,064,563,483.74
Collections of Installment Principal                               42,046,218.22
Collections Attributable to Full Payoffs                           27,682,866.42
Principal Amount of Repurchases                                             0.00
Principal Amount of Gross Losses                                      454,643.80
                                                               -----------------
Pool Balance - End of Period(EOP)                    116,121   $1,994,379,755.30
                                                               =================

POOL STATISTICS                                                  END OF PERIOD
---------------                                                -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)       $2,200,000,784.63
Pool Factor (Pool Balance as a % of Initial Pool Balance)                  90.65%
Ending Overcollateralization(O/C) Amount                       $  180,245,865.90
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)              109.936%
Cumulative Net Losses                                          $      435,618.46
Net Loss Ratio (3 mos weighted avg.)                                       0.123%
Cumulative Recovery Ratio                                                 41.032%

                                                                                                          # OF
                                                                      $ AMOUNT     % OF EOP POOL BAL.   ACCOUNTS
                                                                   -------------   ------------------   --------
Delinquency Information:(1)
   31-60 Days Delinquent                                           17,470,098.94                0.876%       990
   61-90 Days Delinquent                                            1,849,649.25                0.093%       101
   91-120 Days Delinquent                                             394,295.88                0.020%        19
   121 Days or More Delinquent
   Repossessions                                                    2,440,741.87                0.122%       119

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                                         4,684,687.00
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                         0.16739%

                                                                   CURRENT MONTH   PRIOR MONTH
                                                                   -------------   -----------
Weighted Average A.P.R                                                     6.209%        6.223%
Weighted Average Remaining Term (months)                                   50.71         51.52
Weighted Average Seasoning (months)                                        13.94         13.07

CASH SOURCES
   Collections of Installment Principal                        $   42,046,218.22
   Collections Attributable to Full Payoffs                        27,682,866.42
   Principal Amount of Repurchases                                          0.00
   Recoveries on Loss Accounts                                        230,952.03
   Collections of Interest                                         10,513,277.30
   Investment Earnings                                                328,499.43
   Reserve Account                                                  5,067,250.00
                                                               -----------------
   TOTAL SOURCES                                               $   85,869,063.40
                                                               =================
CASH USES
   Servicer Fee                                                $    1,720,469.57
   A Note Interest                                                  7,820,616.38
   Priority Principal Distribution Amount                                   0.00
   B Note Interest                                                    258,906.67
   Reserve Fund                                                     5,067,250.00
   Regular Principal Distribution Amount                           71,001,820.78
   Distribution to Certificateholders                                       0.00
                                                               -----------------
   TOTAL CASH USES                                             $   85,869,063.40
                                                               =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources                           $   85,869,063.40
Investment Earnings in Trust Account                                 (328,499.43)
Daily Collections Remitted                                        (81,722,934.39)
Cash Reserve in Trust Account                                      (5,067,250.00)
Servicer Fee (withheld)                                            (1,720,469.57)
O/C Release to Seller                                                       0.00
                                                               -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT                            ($2,970,089.99)
                                                               =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                                   $1,994,379,755.30
Yield Supplement O/C Amount                                      (123,967,389.78)
                                                               -----------------
Adjusted Pool Balance                                          $1,870,412,365.52
Total Securities                                               $1,814,133,889.40
                                                               -----------------
Adjusted O/C Amount                                            $   56,278,476.12
Target Overcollateralization Amount                            $   93,520,618.28
O/C Release Period?                                                           No
O/C Release                                                    $            0.00

                                                                                            Principal
                                                                              Principal        per         Interest     Interest
NOTES                                Beginning Balance    Ending Balance       Payment      $1000 Face     Payment     $1000 Face
-----                                -----------------  -----------------  --------------  -----------  -------------  ----------
Class A-1 504,000,000.00 @ 5.33399%     362,235,710.18     291,233,889.40   71,001,820.78  140.8766285   1,610,134.71   3.1947117
Class A-2 560,000,000.00 @ 5.25%        560,000,000.00     560,000,000.00            0.00    0.0000000   2,450,000.00   4.3750000
Class A-3 503,000,000.00 @ 5.02%        503,000,000.00     503,000,000.00            0.00    0.0000000   2,104,216.67   4.1833333
Class A-4 399,100,000.00 @ 4.98%        399,100,000.00     399,100,000.00            0.00    0.0000000   1,656,265.00   4.1500000
Class B 60,800,000.00 @ 5.11%            60,800,000.00      60,800,000.00            0.00    0.0000000     258,906.67   4.2583334
                                     -----------------  -----------------  --------------               -------------
    Total Notes                      $1,885,135,710.18  $1,814,133,889.40  $71,001,820.78               $8,079,523.05
                                     =================  =================  ==============               =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 30